As filed with the Securities and Exchange Commission on October 12, 2023.

Registration Nos. 333-250190
811-08946

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 7	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 818 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3268
(Depository’s Telephone Number, including Area Code)

Alison Ryan

Assistant Vice President and Managing Assistant General Counsel II
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Copy To:

Connor Gorby

Legal Counsel
Pacific Life Insurance Company
6750 Mercy Road
Omaha, Nebraska 68106

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on November 1, 2023 pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 6 to Registration Statement No. 333-250190 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on August 15, 2023. Post-Effective Amendment No. 6 was scheduled to become effective on October 14, 2023. As stated on the cover page to this filing, this Post-Effective Amendment No. 7 is intended to become effective on November 1, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 12th day of October, 2023.

SEPARATE ACCOUNT A
(Registrant)

PACIFIC LIFE INSURANCE COMPANY

By:
Darryl D. Button*
Director, Chairman, President and Chief Executive Officer

PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Darryl D. Button *
Director, Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, President and Chief Executive Officer	October 12, 2023
Darryl D. Button *

		Director, Executive Vice President and Chief Financial Officer	October 12, 2023
Vibhu R. Sharma*

		Director, Executive Vice President and Chief Operating Officer	October 12, 2023
Adrian S. Griggs*

		Director, Executive Vice President and General Counsel	October 12, 2023
Jason Orlandi*

		Assistant Vice President and Secretary	October 12, 2023
Starla C. Yamauchi*

		Senior Vice President and Chief Accounting Officer	October 12, 2023
Joshua D Scott*

		Executive Vice President	October 12, 2023
Dawn M. Behnke*

		Vice President and Treasurer	October 12, 2023
Craig W. Leslie*

*By:	/s/ ALISON RYAN		October 12, 2023
Alison Ryan
as attorney-in-fact

(Powers of Attorney are contained in Registration Statement on Form N-4, File No. 333-250190, Accession No. 0001104659-23-091926, filed on August 15, 2023 as Exhibit 15).